Note 3 - Acquisitions and Reorganisation (Details) - Changes in Group's Equity as a Result of Acquisition ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
RMB
Net income attributable to the Company's shareholders	¥ 210,086	$ 32,432	¥ 161,760	¥ 95,643
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(160,023)
Changes from net income attributable to Company’s shareholders and transfers to noncontrolling interests	¥ 50,063